Reporting entity	12 Months Ended
Dec. 31, 2017
Corporate Information and Statement of IFRS Compliance [Abstract]
Disclosure of notes and other explanatory information [text block]
Reporting entity
Auris Medical Holding AG (the “Company”) is a corporation (Aktiengesellschaft) organized in accordance with Swiss law and domiciled in Switzerland. The Company’s registered address is Bahnhofstrasse 21, 6300 Zug. These consolidated financial statements comprise the Company and its subsidiaries (together referred to as the “Group” and individually as “Group entities”). The Company is the ultimate parent of the following Group entities:

•	Auris Medical AG, Basel, Switzerland (100%) with a nominal share capital of CHF 2,500,000

•	Otolanum AG, Zug, Switzerland (100%) with a nominal share capital of CHF 100,000

•	Auris Medical Inc., Chicago, United States (100%) with a nominal share capital of USD 15,000

•	Auris Medical Ltd., Dublin, Ireland (100%) with a nominal share capital of EUR 100
On April 22, 2014, the Company changed its name from Auris Medical AG to Auris Medical Holding AG. On May 21, 2014 the domicile of Auris Medical Holding AG was transferred from Basel to Zug. On March 13, 2018, the Company merged (the “Merger”) into Auris Medical NewCo Holding AG (“Auris NewCo”), a newly incorporated, wholly-owned Swiss subsidiary following shareholder approval at an extraordinary general meeting of shareholders held on March 12, 2018. Following the Merger, Auris NewCo, the surviving company, had a share capital of CHF 122,347.76, divided into 6,117,388 common shares with a nominal value of CHF 0.02 each. Pursuant to the Merger, the Company’s shareholders received one common share with a nominal value of CHF 0.02 of Auris NewCo for every 10 of our common shares held prior to the Merger, effectively resulting in a “reverse stock split” at a ratio of 10-for-1. Auris NewCo changed its name to “Auris Medical Holding AG” following consummation of the Merger. On March 14, 2018 the common shares of Auris NewCo began trading on the Nasdaq Capital Market under the trading symbol “EARS.”
The Group is primarily involved in the development of pharmaceutical products for the treatment of inner ear and vestibular disorders, in particular tinnitus and hearing loss. Its most advanced projects are in the late stage of clinical development.